Convertible Note - Schedule of Fixed Conversion Prices (Details)	Dec. 31, 2024 $ / shares
First Closing of First Tranche [Member]
Schedule of Fixed Conversion Prices [Line Items]
Conversion Price	$ 4.71
Second Closing of First Tranche [Member]
Schedule of Fixed Conversion Prices [Line Items]
Conversion Price	4.47
Third Closing of First Tranche [Member]
Schedule of Fixed Conversion Prices [Line Items]
Conversion Price	$ 3.25